Long-Term Loan Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Long-Term Loan Receivable [Abstract]
Fixed interest rate	8.00%
Interest income	$ 8	$ 8	$ 8